Disposals of subsidiaries - Beijing Aomei (Details) - CNY (¥)		12 Months Ended
	Jan. 11, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Net assets disposed of:
Property, plant and equipment.		¥ 235,028,000	¥ 519,323,000	¥ 210,286,000
Deferred income tax assets		12,254,000	19,900,000	11,922,000
Inventory		21,143,000	26,120,000
Trade receivables		10,760,000	9,705,000
Other receivables, deposits and prepayments		89,480,000	71,278,000
Cash and cash equivalents		101,886,000	154,490,000	¥ 105,345,000
Trade payables		(14,356,000)	(17,017,000)
Accruals, other payables and provisions		(57,992,000)	(58,439,000)
Noncontrolling interests		(29,054,000)	¥ (43,117,000)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received		3,200,000
Cash and cash equivalents disposed of		(2,273,000)
Net cash inflow in respect of disposal of subsidiary		927,000
Beijing Aomei
Net assets disposed of:
Property, plant and equipment.	¥ 2,273,000
Intangible assets	19,000
Goodwill	572,000
Deferred income tax assets	1,273,000
Inventory	691,000
Trade receivables	79,000
Other receivables, deposits and prepayments	778,000
Current income tax recoverable	18,000
Cash and cash equivalents	2,273,000
Trade payables	(257,000)
Accruals, other payables and provisions	(2,733,000)
Noncontrolling interests	85,000
Net assets of subsidiary	5,071,000
Loss on disposal of subsidiary	(191,000)
Cash consideration	¥ 4,880,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Consideration receivable balance		¥ 1,680,000